SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIVES (Details)	Mar. 31, 2023	Sep. 30, 2022
Office Equipment And Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment expected useful lives	3 years
Office Equipment And Furniture [Member] | Minimum [Member] | One Eighty Holdings Ltd [Member]
Property, Plant and Equipment [Line Items]
Property and equipment expected useful lives	4 years	4 years
Office Equipment And Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment expected useful lives	5 years
Office Equipment And Furniture [Member] | Maximum [Member] | One Eighty Holdings Ltd [Member]
Property, Plant and Equipment [Line Items]
Property and equipment expected useful lives	10 years	10 years
Property [Member] | One Eighty Holdings Ltd [Member]
Property, Plant and Equipment [Line Items]
Property and equipment expected useful lives	50 years	50 years